Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of preparation of the consolidated financial statements
2.	Basis of preparation of the consolidated financial statements

(a)	Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on a historical cost basis, except for specific financial assets and liabilities that have been measured at fair value.

Russian associates and subsidiaries of the Group maintain their books and records in Russian rubles and prepare accounting reports in accordance with the accounting principles and practices mandated by Russian Accounting Standards (RAS). Foreign subsidiaries and associates maintain their books and records in different foreign functional currencies and prepare accounting reports in accordance with generally accepted accounting principles (GAAP) in various jurisdictions. The financial statements and accounting reports for the Group and its subsidiaries and associates for the purposes of preparation of the consolidated financial statements in accordance with IFRS have been translated and adjusted on the basis of the respective standalone RAS or other GAAP financial statements.

The accompanying consolidated financial statements differ from the financial statements issued for the RAS and other GAAP purposes in that they reflect certain adjustments, not recorded in the statutory books, which are appropriate to present the financial position, results of operations and cash flows in accordance with IFRS. The principal adjustments relate to: (1) purchase accounting; (2) recognition of interest expense and certain operating expenses; (3) valuation and depreciation of property, plant and equipment and mineral licenses; (4) defined benefit plans and other long-term benefits; (5) foreign currency translation; (6) deferred income taxes; (7) accounting for tax penalties, uncertainties and contingencies; (8) revenue recognition; (9) valuation allowances for unrecoverable assets; (10) accounting for financial instruments; (11) finance leases and (12) recording investments at fair value.

The consolidated financial statements of the Group comply with the Russian Federal Law No. 208 On Consolidated Financial Statements (Law “208-FZ”), which was adopted on July 27, 2010. The Law 208-FZ provides the legal basis for certain entities to prepare the financial statements in accordance with IFRS as issued by the IASB and subsequently endorsed for use in the Russian Federation. As of December 31, 2018, all currently effective standards and interpretations issued by the IASB have been endorsed for use in Russia. The consolidated financial statements are presented in millions of Russian rubles, except when otherwise indicated.

(b)	Basis of consolidation

The consolidated financial statements comprise the financial statements of the Group and its subsidiaries for the year ended December 31, 2018. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:

•	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);

•	Exposure, or rights, to variable returns from its involvement with the investee;

•	The ability to use its power over the investee to affect its returns.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognises the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognised in the consolidated statement of profit (loss) and other comprehensive income. Any investment retained is recognised at fair value.